Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 105.5%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$582,011

Arizona — 1.8%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,806,671
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,135,719
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	550	626,918

		3,569,308

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,210	1,281,112

California — 10.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,645	1,708,579
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	170,794
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,874,242
Loma Linda University Medical Center, 5.00%, 12/01/46	290	324,090
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,536,827
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,065	1,210,415
5.25%, 05/01/33	830	932,015
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,578,960

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$655	$674,224
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,620	1,903,192
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,905	3,330,205
5.25%, 05/15/38	825	931,615
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,575,357
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,158,910
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	952,059
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	732,856

		21,594,340

Colorado — 2.4%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	364,651
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(c)	1,760	948,376
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,148,850
5.50%, 11/15/30	330	378,068
5.50%, 11/15/31	400	457,616
Colorado Health Facilities Authority, Refunding RB:
Commonspirit Health, Series A-2, 3.25%, 08/01/49	1,195	1,130,147
Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	290	332,706

		4,760,414

Connecticut — 1.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	1,545	1,653,876
Series A-1, 3.80%, 11/15/39	1,000	1,066,940

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut Housing Finance Authority, Refunding RB, S/F Housing (continued):
Sub-Series B-1, 4.00%, 05/15/45	$755	$798,677

		3,519,493

Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	520,785
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,605	1,876,903

		2,397,688

Florida — 6.6%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,005	1,149,519
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,288,863
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,132,080
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	85	86,993
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	80	81,870
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,333,238
Series B, AMT, 6.25%, 10/01/38	525	607,472
Series B, AMT, 6.00%, 10/01/42	700	806,932
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	2,440	2,685,196
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	263,388
5.38%, 05/01/47	260	281,341

Security	Par (000)	Value

Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	$1,200	$1,357,140

		13,074,032

Georgia — 2.7%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/37	1,475	1,936,011
5.00%, 05/15/38	910	1,196,086
5.00%, 05/15/49	1,080	1,455,754
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	280	299,922
5.00%, 01/01/56	385	444,663

		5,332,436

Hawaii — 0.7%
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	485	547,997
5.25%, 08/01/26	525	592,756
State of Hawaii Department of Budget & Finance, Refunding RB, 3.20%, 07/01/39	275	279,136

		1,419,889

Illinois — 15.0%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	295	336,952
Project, 5.25%, 12/01/35	970	1,069,939
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	530	602,186
Dedicated Revenues, Series G, 5.00%, 12/01/34	290	332,268
5.00%, 12/01/25	415	471,523
Chicago Board of Education, GO:
, 5.00%, 12/01/46	345	393,700
, 5.00%, 12/01/46	885	945,764
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,104,260
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	6,429,567
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,067,820
5.25%, 12/01/40	1,000	1,064,980

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,000	$1,074,530
5.25%, 12/01/43	1,500	1,585,770
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,287,920
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(c)	2,965	760,819
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	810	893,649
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Expansion (BAM), 0.00%, 12/15/54(c)	4,140	1,169,095
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,370	1,460,406
6.00%, 06/01/21	390	418,673
State of Illinois, GO:
5.25%, 02/01/32	2,200	2,392,984
5.50%, 07/01/33	1,000	1,094,030
5.50%, 07/01/38	415	452,300
Series D, 5.00%, 11/01/28	440	501,151

		29,910,286

Indiana — 2.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,565,555
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	188,715
6.75%, 01/15/43	355	390,358
6.88%, 01/15/52	515	565,944
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	732,634
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	775,454

		4,218,660

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,255	1,357,007

Security	Par (000)	Value

Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area, 5.25%, 12/01/25	$865	$927,444

		2,284,451

Kansas — 2.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	655	718,915
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	75	75,097
5.50%, 11/15/29	3,200	3,204,160

		3,998,172

Louisiana — 3.2%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,726,920
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,482,750
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,895	2,159,656
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	965	966,775

		6,336,101

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	826,361
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	420	458,816

		1,285,177

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	198,268

Massachusetts — 2.6%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	170	180,824

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Suffolk University, 4.00%, 07/01/39	$2,045	$2,204,776
Massachusetts Educational Financing Authority, RB, Subordinate Education Loan Revenue Bonds, AMT, 3.75%, 07/01/47	2,135	2,164,548
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	545	551,616

		5,101,764

Michigan — 3.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	1,918,570
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,581,716
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	645	692,395
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	570	670,571
State of Michigan Housing Development Authority, RB, S/F Housing:
Series A, 4.00%, 06/01/49	310	335,079
Series C, 4.13%, 12/01/38	860	938,105

		6,136,436

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	188,391

Nevada — 2.8%
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,395,891
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,172,880

		5,568,771

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	1,059,210

New Jersey — 5.8%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	1,008,882

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$2,250	$2,256,772
New Jersey Transportation Trust Fund Authority, RB, Series AA:
Transportation Program Bonds, 4.13%, 06/15/39	1,210	1,287,343
Transportation System, 5.50%, 06/15/39	2,475	2,739,528
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	180	208,712
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	3,610	3,988,328

		11,489,565

New York — 1.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,100	1,116,742
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(b)	1,650	1,666,979
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	475	529,967

		3,313,688

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	310	309,988
5.88%, 06/01/47	1,775	1,788,330
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	1,615	1,652,807
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	460	508,024
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	310	329,375

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$1,000	$1,123,130

		5,711,654

Oklahoma — 0.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	358,475
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	514,584
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	760	897,849

		1,770,908

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	245	262,415

Pennsylvania — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	653,311
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	915	1,037,885
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	560	602,431
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,052,010
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,490	1,557,884
Pennsylvania Turnpike Commission, RB, Series A:
5.63%, 12/01/20(b)	1,470	1,539,707
5.63%, 12/01/20(b)	545	570,893
Subordinate, 4.00%, 12/01/49	1,215	1,337,642

Security	Par (000)	Value

Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,500	$1,670,625

		10,022,388

Puerto Rico — 5.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	430	436,708
5.63%, 05/15/43	445	451,951
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	1,280	1,341,337
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	465	469,799
6.00%, 07/01/44	840	848,627
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,791	1,847,201
Series A-1, 5.00%, 07/01/58	3,882	4,062,746
Series B-1, 4.75%, 07/01/53	252	259,701
Series B-2, 4.78%, 07/01/58	244	250,415

		9,968,485

Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	590,326
Series B, 4.50%, 06/01/45	3,950	4,116,729

		4,707,055

South Carolina — 5.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,857,278
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,234,917
5.50%, 07/01/41	1,000	1,121,970
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,685	1,836,465
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	820	955,546

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	$1,280	$1,541,529

		10,547,705

Tennessee — 0.8%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	1,500	1,595,415

Texas — 9.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 01/01/21	1,000	1,051,260
6.00%, 01/01/21	2,600	2,741,362
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,646,145
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	1,365	1,412,898
Series H, 5.00%, 11/01/37	1,535	1,625,212
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	798,264
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	791,693
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	230	248,225
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	1,795	2,092,898
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,713,532
Texas Transportation Commission, RB, First Tier Toll Revenue(c):
CAB, 0.00%, 08/01/41	1,950	796,380
0.00%, 08/01/35	310	176,542
0.00%, 08/01/36	170	91,815
0.00%, 08/01/37	225	114,682
0.00%, 08/01/38	810	389,934
0.00%, 08/01/44	1,010	346,390

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue (c) (continued):
0.00%, 08/01/45	$1,315	$430,465

		18,467,697

Virginia — 2.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	599,682
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,395,000
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(d)	585	616,719
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,715	1,898,419

		4,509,820

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,940	2,086,916

Wisconsin — 0.9%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,108,512
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.45%, 05/01/57	660	710,193

		1,818,705

Total Municipal Bonds — 105.5% (Cost — $194,279,295)		210,088,826

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,065	1,169,668

California — 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(f)	1,998	2,222,836

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	$6,000	$6,176,040
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(f)	5,251	5,415,165
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,980	2,360,301

		16,174,342

District of Columbia — 1.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,804	2,813,007
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	610	657,232

		3,470,239

Florida — 5.5%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,918	2,060,019
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	2,656	2,870,327
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(f)	3,858	4,236,074
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,842,860

		11,009,280

Georgia — 2.3%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A:
3.70%, 06/01/49	2,696	2,796,302
3.60%, 12/01/44	1,615	1,674,025

		4,470,327

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	2	2,490

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C (continued):
4.00%, 02/15/41	$912	$992,812

		995,302

Iowa — 0.9%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,890	1,868,435

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	563	620,131

Maryland — 1.1%
County of Montgomery Housing Opportunites Commission, RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,207	2,231,111

Michigan — 3.9%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,964	2,154,095
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 4.00%, 04/15/54	2,524	2,747,046
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,947,360

		7,848,501

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,381	1,459,476

Nevada — 4.9%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,740	3,282,795

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	$6,070	$6,425,216

		9,708,011

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,000	1,047,972

New York — 11.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,280	1,397,849
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,187,248
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 12/15/21(b)	4,408	4,795,352
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(b)	799	843,434
5.75%, 02/15/47	491	518,855
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,996	3,568,534
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,722,667
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	2,560	2,775,754

		22,809,693

Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(f)	1,769	1,985,177
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,820,279

		3,805,456

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	1,440	1,549,152

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac) (continued):
3.95%, 10/01/43	$840	$904,369

		2,453,521

South Carolina — 1.2%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(f)	2,235	2,419,633

Texas — 3.8%
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,703	3,009,487
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	3,480	3,743,853
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	495	523,915
3.75%, 09/01/49	271	287,239

		7,564,494

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,641	1,764,053

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,722,374

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.5% (Cost — $100,388,342)		104,612,019

Total Long-Term Investments — 158.0% (Cost — $294,667,637)		314,700,845

	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(g)(h)	340,300	340,334

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Total Short-Term Securities — 0.2% (Cost — $340,334)		$340,334

Total Investments — 158.2% (Cost — $295,007,971)		315,041,179

Other Assets Less Liabilities — 2.1%		4,343,216

Security	Shares	Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.6)%		$(61,019,791)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (29.7)%		(59,169,099)

Net Assets Applicable to Common Shares — 100.0%		$199,195,505

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire November 15, 2019 to December 01, 2030 is $13,703,539.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	382,946	(42,646)	340,300	$340,334	$3,062	$(69)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF)

LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	13	12/19/19	$1,694	$2,187
Long U.S. Treasury Bond	53	12/19/19	8,553	8,233
5-Year U.S. Treasury Note	9	12/31/19	1,073	2,369

				$12,789

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$314,700,845	$—	$314,700,845
Short-Term Securities	340,334	—	—	340,334

Total	$340,334	$314,700,845	$—	$315,041,179

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$12,789	$—	$—	$12,789

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(60,857,837)	$—	$(60,857,837)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(120,257,837)	$—	$(120,257,837)

11